Acquisitions and Dispositions (Details 3) (Plano, Texas Acquisition, USD $)	0 Months Ended
Sep. 18, 2013
Acquisitions
Acquisition price	$ 18,200,000
Initial acquisition accounting
Land	3,400,000
Building and improvements	11,700,000
Total	18,200,000
In-place leases
Acquisitions
Average remaining lease term	9 years
Initial acquisition accounting
Intangible assets	$ 3,100,000
Hospital
Acquisitions
Number of beds	66
Portion of facility leased (as a percent)	100.00%
Number of lease term extension options	1
Term of extension options	5 years
Number of hospitals operated by lessee's parent	26
Number of states in which lessee's parent operate hospitals	9